Leases - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Interest expense related to lease obligations	$ 448	$ 610
Payments on lease obligations	$ (5,925)	$ (5,956)